Business Combinations	12 Months Ended
Dec. 31, 2013
Business Combinations

4. Business Combinations

Acquisitions in 2013

On December 30, 2013, we acquired privately held Mandiant Corporation (“Mandiant”), a leading provider of advanced end point security products and security incident response management solutions. We believe this acquisition creates an advanced threat protection vendor with the ability to find and stop attacks at every stage of the attack life cycle.

At the closing on December 30, 2013, we acquired all the outstanding shares of capital stock of Mandiant for 16,123,011 shares of our common stock and $106.5 million in cash. Under the terms and conditions of the Merger Agreement, each outstanding share of Mandiant common stock was converted into the right to receive (a) $5.22 in cash, without interest, and subject to applicable withholding tax, and (b) 0.8126 of a share of our common stock. This transaction is referred to herein as the merger. In connection with the merger, all of the outstanding stock options and restricted stock awards of Mandiant were converted into stock options and restricted stock awards, respectively, denominated in shares of our common stock. The common stock issued, along with the estimated fair value of vested equity awards assumed and cash payment, resulted in a preliminary estimated purchase price of $897.7 million for accounting purposes. The total preliminary estimated purchase consideration is as follows (in thousands):

Amount
Cash	$106,538
Fair value of common stock	704,414
Estimated fair value of equity awards assumed	86,703

Total preliminary estimated purchase consideration	$897,655

The acquisition of Mandiant was accounted for in accordance with the acquisition method of accounting for business combinations with FireEye as the accounting acquirer. We expensed the related acquisition costs in the amount of $8.5 million in general and administrative expenses. Under the purchase method of accounting, the total purchase price as shown in the table above is allocated to the preliminary tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values. The total purchase price was allocated using the information currently available. As a result, we may continue to adjust the preliminary estimated purchase price allocation after obtaining more information regarding asset valuations, liabilities assumed, and revisions of preliminary estimates. The purchase price allocations will be finalized in calendar 2014. Total preliminary allocation of the estimated purchase consideration is as follows (in thousands):

Amount
Net tangible assets	$9,629
Intangible assets	275,500
Deferred tax liability	(90,105)
Goodwill	702,631

Total preliminary purchase price allocation	$897,655

As noted above in connection with the acquisition, we also assumed and exchanged Mandiant’s outstanding and stock options and restricted stock awards. The assumed options and restricted stock awards continue to have the same terms and conditions as set forth in the original stock option and restricted stock award agreements. The fair values of the equity awards assumed were estimated using a Black-Scholes-Merton option-pricing model. The estimated fair values of unvested equity awards of $122.6 million will be recorded as operating expense over the remaining requisite service periods as they relate to post combination services, while the fair values of vested equity based awards of $86.7 million will be included in total purchase price as they relate to pre combination services.

None of the goodwill recorded as part of the Mandiant acquisition will be deductible for U.S. federal income tax purposes.

Intangible assets consist primarily of developed technology, content, customer relationship and other intangible assets. Content intangibles represent threat intelligence, which is continually gathered from ongoing monitoring of endpoints and by incident response and remediation teams. The intangible assets attributable to customer relationships relate to Mandiant’s ability to sell existing, in-process and future versions of its products and services to its existing customers. Developed technology intangibles includes a combination of patented and unpatented technology, trade secrets, and computer software and processes that represent the foundation for planned new products and services. The preliminary estimated useful life and fair values of the identifiable intangible assets are as follows (in thousands):

	Preliminary Estimated Useful Life (in years)	Amount
Developed technology	4 - 6	$54,600
In-process research and development	N/A	1,400
Content	10	128,500
Customer relationships	8	66,000
Contract backlog	1 - 3	12,600
Trade names	4	12,400

Total		$275,500

The results of operations of Mandiant have been included in our consolidated statements of operations from the acquisition date although Mandiant’s operations made no material contribution to our revenue or expenses for the year ended December 31, 2013. The following table presents pro forma results of operations of the Company and Mandiant as if the companies had been combined as of January 1, 2012 and includes pro forma adjustments related to the amortization of acquired intangible assets and share-based compensation expense. Direct and incremental transaction costs are excluded from the year ended December 31, 2013 pro forma condensed combined financial information presented below, and are included in the year ended December 31, 2012 pro forma condensed combined financial information presented below. The tax benefit of $28.0 million that resulted from the acquisition is recorded in the year ended December 31, 2012 pro-forma period. The pro forma condensed combined financial information is presented for informational purposes only. The unaudited pro forma results of operations are not necessarily indicative of results that would have occurred had the acquisition taken place at the beginning of the earliest period presented, or of future results. Included in the pro forma results are fair value adjustments based on the fair values of assets acquired and liabilities assumed as of the acquisition date. Pro-forma results include amortization of intangible assets related to the acquisition, acquisition related costs associated with the purchases and income tax effects. Subsequent to the issuance of the Company’s fiscal 2013 consolidated financial statements, we determined that the supplemental information on an unaudited pro forma basis relating to the pro forma net loss for the periods presented were not correct due to incorrect calculations of the tax impact for certain pro forma adjustments included in the pro forma results of the combined operations. We previously reported pro forma net loss of $77.9 million and $223.7 million for the periods ended December 31, 2012 and 2013, respectively. Accordingly, we have corrected the pro forma net loss within the supplemental information on an unaudited pro forma basis, as if the Mandiant acquisition had been consummated on January 1, 2012. The revised disclosure is as follows (in thousands):

	2012	2013
Pro forma revenue	$157,555	$266,458
Pro forma loss from operations	(130,885)	(296,476)
Pro forma net loss	(74,893)	(246,617)

On September 3, 2013, we acquired all outstanding shares of Secure DNA Managed Services, Inc. and certain affiliated entities (collectively, “Secure DNA”), a security solutions provider based in Honolulu, Hawaii, focused on network monitoring and management, secured hosting, cloud e-mail protection, incident response and other network security related services. The acquisition of Secure DNA provides us with the developed technology platform that will facilitate the delivery of the advanced security services for all our products.

We accounted for the acquisition of Secure DNA as a purchase of a business. We expensed the related acquisition costs, consisting primarily of legal expenses in the amount of $0.2 million, and these expenses were presented as general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2013. Under the purchase method of accounting, the total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed.

The total preliminary purchase consideration of $4.9 million consisted of $4.1 million in cash and the issuance of 50,000 shares of our common stock with a fair value of $16.00 per share on the acquisition date. We also assumed deferred tax liabilities related to the fair value of the developed technology and customer relationships we obtained in the acquisition as well as other assumed liabilities related to normal operations. Primarily as a result of the deferred tax liabilities assumed in the acquisition, we recognized goodwill of $2.3 million equal to the excess of the purchase consideration over the fair value of the assets acquired and the liabilities assumed. None of the goodwill is expected to be deductible for income tax purposes.

The acquisition also includes a contingent obligation of up to $3.0 million, consisting of 190,000 shares of our common stock with a fair value of $16.00 per share on the acquisition date, to certain employees from Secure DNA, if specified product and service milestones are met within the two years of the acquisition date. As the obligation is contingent upon their continuous employment with us, the contingent obligation is being recorded as compensation expense ratably over the respective service periods. As of December 31, 2013, certain milestones were achieved, as a result, 81,699 shares of common stock were vested.

The following table summarizes the consideration paid and the fair values of the assets acquired and liabilities assumed at the acquisition date for the Secure DNA acquisition (in thousands):

Amount
Developed technology	$1,300
Customer relationships	1,900
Deferred tax liabilities	(1,290)
Net assets acquired	665
Goodwill	2,302

Fair value of total consideration transferred	$4,877

The results of operations of Secure DNA have been included in our consolidated statements of operations from the acquisition date. Pro Forma results of operations have not been presented because the acquisitions were not material to our results of operations.

Acquisitions in 2012

On December 14, 2012, we acquired certain assets of Tall Maple Systems, Inc. (“Tall Maple”), a software platform provider that developed software applications to simplify the development cycle and reduce the time to market of Linux-based Internet appliances. We accounted for the acquisition of Tall Maple as a purchase of a business. We expensed the related acquisition costs, consisting primarily of legal expenses in the amount of $19,000 during the year ended December 31, 2012. These legal expenses were presented as general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2012. The total purchase consideration of $816,000 consisted of the issuance of 150,000 shares of our common stock with a fair value of $5.44 per share on the acquisition date. The acquisition of Tall Maple provided us with developed technology. We determined that the fair value of the developed technology was approximately equal to the purchase consideration and that no other identifiable intangible or tangible assets were acquired and no liabilities were assumed. Accordingly, we did not recognize any goodwill with the acquisition of Tall Maple.

On December 20, 2012, we acquired all outstanding shares of Ensighta Security, Inc. (“Ensighta”), a company that develops a software application that enables automatic security analysis of mobile apps on android based mobile devices. We accounted for the acquisition of Ensighta as a purchase of a business. We expensed the related acquisition costs, consisting primarily of legal expenses in the amount of $328,000 during the year ended December 31, 2012. These legal expenses were presented as general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2012. The total purchase consideration of $3.2 million consisted of $888,000 in cash and the issuance of 422,668 shares of our common stock with a fair value of $5.44 per share on the acquisition date. The acquisition of Ensighta provided us with developed technology and allowed us to enhance our workforce. We also assumed deferred tax liabilities related to the fair value of the developed technology we obtained in the acquisition as well as other assumed liabilities related to normal operations. Primarily as a result of the deferred tax liabilities assumed in the acquisition, we recognized goodwill of $1.3 million which represents the excess of the purchase consideration over the fair value of the assets acquired and the liabilities assumed. None of the goodwill is expected to be deductible for income tax purposes.

The following table summarizes the consideration paid and the fair values of the assets acquired and liabilities assumed at the acquisition date for the Ensighta acquisition (in thousands):

Amount
Developed technology	3,378
Deferred tax liabilities	(1,274)
Net assets acquired	(190)
Goodwill	1,274

Fair value of total consideration transferred	$3,188

The results of operations of Tall Maple, Ensighta and Secure DNA have been included in our consolidated statements of operations from the acquisition date. Pro Forma results of operations have not been presented because the acquisitions were not material to our results of operations.

Goodwill and Purchased Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 are as following (in thousands):

Goodwill
Balance as of December 31, 2011	$—
Goodwill acquired	1,274

Balance as of December 31, 2012	1,274
Goodwill acquired	705,053

Balance as of December 31, 2013	$706,327

Intangible assets consist of the following (in thousands):

	As of December 31, 2012	As of December 31, 2013
Developed technology	$4,194	$60,093
In-process research and development	—	1,400
Content	—	128,500
Customer relationships	—	67,900
Contract backlog	—	12,600
Trade names	—	12,400

Less: accumulated amortization	—	(1,516)

Net acquired intangible assets	$4,194	$281,377

The developed technology, content and contract backlog will be amortized to cost of sales over the economic life of the related assets which, was estimated to be three to ten years as of the acquisition date. The customer relationships and trade names will be amortized to sales and marketing expense over the economic life of the related assets, which was estimated to be four to eight years as of the acquisition date. Amortization expense of intangible assets for the years ended December 31, 2011, 2012 and 2013 was zero, zero and $1.5 million, respectively.

The expected annual amortization expense of intangible assets as of December 31, 2013 is presented below (in thousands):

Years Ending December 31,	Intangible Assets
2014	$42,855
2015	42,056
2016	41,444
2017	35,891
2018	24,950
2019 and thereafter	92,781

Total intangible assets subject to amortization	$279,977
Total intangible assets with indefinite lives	1,400

Total	$281,377